Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Summary of quantitative information about right-of-use assets

	12.31.2019
	Right of use assets						Lease Liabilities
	Land	Buildings land improvements	Machinery and equipment	Vehicles	Other assets	Total
At January 1, 2019	—	56.8	0.1	0.6	0.1	57.6	57.6

Additions	4.0	13.5	—	0.3	0.3	18.1	18.1
Depreciation expense	(1.1)	(8.6)	(0.1)	(0.5)	(0.1)	(10.4)	—
Disposals	—	(17.3)	—	—	—	(17.3)	(17.3)
Interest expense	—	—	—	—	—	—	6.0
Payments	—	—	—	—	—	—	(11.8)
Translation adjustments	—	—	—	—	—	—	(4.6)
Assets and liabilities held for sale	(2.9)	(7.2)	—	(0.1)	—	(10.2)	(9.4)

At December 31, 2019	—	37.2	—	0.3	0.3	37.8	38.6

Current portion							5.0
Non-current portion							33.6

Summary of depreciation rates right of use assets
Below we present the annual weighted average depreciation rates by class of right-of-use:

Class of assets	Weighted average rate (%) 12.31.2019
Land	29.9%
Buildings and improvements	12.2%
Machinery and equipment	69.6%
Vehicles	51.0%
Other assets	19.9%

Summary of weighted average rates of discount leases
Below we present the discount rates applied to lease contracts based on the weighted average nominal rate considering the remaining contracts term by year:

Deadline of the contract and discount rate
Deadline of the contract	Rate%(p.y)
1 year	3.28
2 years	3.95
3 years	4.68
4 years	5.47
After 4 years	6.91